Vanguard Ultra-Short Bond ETF
Supplement Dated January 14, 2025, to the Prospectus and Summary Prospectus Dated April 26, 2024
Important Changes to Vanguard Ultra-Short Bond ETF

Effective today, Thanh Nguyen replaces Daniel Shaykevich as a co-portfolio manager for Vanguard Ultra-Short Bond ETF (the Fund). Ms. Nguyen joins Arvind Narayanan, who will continue to serve as a co-portfolio manager for the Fund.
The Fund’s investment objective, strategies, and policies remain unchanged.
Prospectus and Summary Prospectus Text Changes
The following replaces Daniel Shaykevich under the heading “Investment Advisor” in the Fund Summary section:
Thanh Nguyen, CFA, Portfolio Manager at Vanguard. She has co-managed the Fund since January 2025.
The following replaces Daniel Shaykevich under the heading “Investment Advisor” in the More on the Fund and ETF Shares section:
Thanh Nguyen, CFA, Portfolio Manager at Vanguard. She has worked in investment management since 2005, has been with Vanguard since 2013, has managed investment portfolios since 2014, and has co-managed the Fund since January 2025. Education: B.A., Ohio Wesleyan University; M.B.A., The Wharton School of the University of Pennsylvania.

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© 2025 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.PS 931A 012025

Vanguard Bond Index Funds

Supplement Dated January 14, 2025, to the Statement of Additional Information Dated April 26, 2024
Important Changes to Vanguard Ultra-Short Bond ETF
Effective today, Thanh Nguyen replaces Daniel Shaykevich as a co-portfolio manager for Vanguard Ultra-Short Bond ETF (the Fund). Ms. Nguyen joins Arvind Narayanan, who will continue to serve as a co-portfolio manager for the Fund.
All references to Mr. Shaykevich in the Statement of Additional Information are hereby deleted in their entirety. The Fund’s investment objective, strategies, and policies remain unchanged.
Statement of Additional Information Text Changes
In the Investment Advisory and Other Services section, the following text and table are added under the heading
“1. Other Accounts Managed” on page B-56:
Portfolio Manager		No. of accounts	Total assets	No. of accounts with performance-based fees	Total assets in accounts with performance-based fees
Thanh Nguyen[1]	Registered investment companies[2]	0	$0	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0

1 Ms. Nguyen began co-managing the Fund on January 14, 2025.
2 Information provided as of November 30, 2024.

Within the same section, the following text is added under the subheading “4. Ownership of Securities” on page B-57:

As of November 30, 2024, Ms. Nguyen did not own any shares of Vanguard Ultra-Short Bond ETF.
© 2025 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SAI 084A 012025